Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006
Tel: 202.373.6000
Fax: 202.373.6001
www.bingham.com

May 31, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Exchange Traded Concepts Trust II: Registration Statement on Form N-1A (File Nos. 333-180871 and 811- 22700)

Ladies and Gentlemen:

On behalf of our client, Exchange Traded Concepts Trust II (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and under the Investment Company Act of 1940, Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto. The Trust filed its initial Registration Statement on Form N-1A on April 20, 2012 and a Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on September 10, 2012, via EDGAR Accession No. 0001144204-12-050445, which included responses to the Staff’s comments to the initial registration statement (“Pre-Effective Amendment No. 1”).  The Staff indicated to us that it did not have any comments to Pre-Effective Amendment No. 1.  We are now filing Pre-Effective Amendment No. 2 for the purpose of 1) updating and enhancing existing disclosures in the prospectus and SAI; 2) completing missing information in the prospectus and SAI; and 3) including exhibits and the Trust’s seed capital financial statements in the Registration Statement.  Please note that the “Principal Risks” sections in the Registration Statement are marked as being changed; however, these changes are as a result of a re-ordering of the “Principal Risks” sections.  No material changes have been made to the risk disclosures themselves.

We also wish to inform you that the Trust desires to make a public offering on or about June 24, 2013 and will be filing a request for acceleration in the coming days.

Please contact me at (202) 373-6095 with your questions or comments.

Sincerely,

/s/ Abigail Bertumen
Abigail Bertumen